RIGHT-OF-USE ASSETS AND LEASE OBLIGATIONS (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 03, 2021	Dec. 29, 2019
Presentation of leases for lessee [abstract]
Expense relating to variable lease payments not included in measurement of lease liabilities	$ 55.1	$ 57.5
Expense relating to short-term leases and leases of low-value assets for which recognition exemption has been used	3.8	3.4
Cash outflow for leases	18.6	16.6
Other inflows (outflows) of cash, classified as financing activities	$ 15.4	$ 13.5